Consolidated Statement of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues and Other Income
Sales and other operating revenues	$ 196,913	$ 235,717	$ 155,606
Income (loss) from equity affiliates	5,131	8,585	5,657
Other income (loss)	(1,095)	1,950	1,202
Total Revenues and Other Income	200,949	246,252	162,465
Costs and Other Deductions
Purchased crude oil and products	119,196	145,416	92,249
Operating expenses	24,887	24,714	20,726
Selling, general and administrative expenses	4,141	4,312	4,014
Exploration expenses	914	974	549
Depreciation, depletion and amortization	17,326	16,319	17,925
Taxes other than on income	4,220	4,032	3,963
Interest and debt expense	469	516	712
Other components of net periodic benefit costs	212	295	688
Total Costs and Other Deductions	171,365	196,578	140,826
Income (Loss) Before Income Tax Expense	29,584	49,674	21,639
Income Tax Expense (Benefit)	8,173	14,066	5,950
Net Income (Loss)	21,411	35,608	15,689
Less: Net income (loss) attributable to noncontrolling interests	42	143	64
Net Income (Loss) Attributable to Chevron Corporation	$ 21,369	$ 35,465	$ 15,625
Net Income (Loss) Attributable to Chevron Corporation
– Basic (in dollars per share)	$ 11.41	$ 18.36	$ 8.15
– Diluted (in dollars per share)	$ 11.36	$ 18.28	$ 8.14